Plan Description	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Constellation Employee Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the Internal Revenue Code of 1986, as amended (“IRC” or the “Code”). The Constellation Stock Fund is an investment option under the Plan invested primarily in the common stock of Constellation Energy Corporation (“common stock”) and is designed to be an Employee Stock Ownership Plan under Code Section 4975(e)(7).
Constellation Energy Generation, LLC (“Constellation” or the “Company”), a subsidiary of Constellation Energy Corporation, is the sponsor of the Plan and administrator of the Plan (the “Plan Administrator”) acting through its Director, Employee Benefit Plans and Programs. The Plan Administrator has responsibility for the day-to-day administration of the Plan. Constellation, acting through the Constellation Corporate Investment Committee and other outside investment managers, is responsible for the selection and retention of the Plan’s investment options. State Street Global Advisors is the independent fiduciary for the common stock held in the Constellation Stock Fund. The Northern Trust Company is the Plan’s trustee (“Trustee”) and Northwest Plan Services, Inc. is the Plan’s recordkeeper (“Recordkeeper”).
Eligibility and Participation
Generally, all United States-based employees are eligible to elect to participate in the Plan except for those whose employment is subject to a collective bargaining agreement that does not provide for participation in the Plan. Newly hired employees that do not elect to participate within 90 days after they receive their automatic enrollment notice are automatically enrolled into the Plan as soon as administratively possible after the 90th day following receipt of their automatic enrollment notice with a pre-tax deferral no less than 5% of eligible pay per pay period and 1% increase each March 1, generally beginning with the second calendar year that begins after automatic enrollment first applies to the participant, until the rate reaches 10%. Contributions to the Plan made by employees who did not file an investment election generally will be automatically invested in the custom target retirement fund that corresponds to the participant’s anticipated retirement date (based on the participant’s birth date). A participant subject to automatic enrollment may elect within 90 days of the first automatic contribution to withdraw all automatic contributions adjusted for investment gains or losses. Such a withdrawal would be subject to federal income tax but not to any early withdrawal penalty. Additionally, the participant will forfeit any employer matching contributions made with respect to such automatic contributions.
In accordance with the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”) and the SECURE 2.0 Act of 2022 (“SECURE 2.0 Act”), participants will begin receiving benefit payments no later than April 1 of the calendar year following the calendar year in which they attain age 73 (72 if they reached age 72 on or after January 1, 2020 and before January 1, 2023, or 70½ if they reached age 70½ before January 1, 2020).
Participant Contributions
Participants may elect to contribute on a pre-tax basis, an after-tax basis, a Roth basis, or combination of the three, between 1% and 50% (percentage varies for some represented employees based on the applicable collective bargaining agreement) of eligible pay each pay period. Contributions are subject to Code limitations. Participants may also contribute amounts representing distributions from other qualified plans (rollovers).
Participants that attain age 50 or older before the end of the calendar year may elect to make additional “catch-up” contributions, as defined by the Code, to the Plan. Participants that attain age 60 to 63 during the calendar year have an additional catch-up contribution limit, as permitted under the SECURE Act 2.0.The participant must contribute up to the Plan’s pre-tax contribution limit or be contributing at the maximum base pay level in order to make catch-up contributions. Catch-up contributions are not credited with the Company’s fixed or profit-sharing matching contributions.
Vesting of Participants’ Accounts
Participants are always vested in their accounts.
Company Contributions
With respect to non-represented employees (except for (i) non-exempt craft or clerical employees hired or rehired before January 1, 2023 and assigned to Peach Bottom, Limerick, or Constellation Power Texas and (ii) non-exempt craft or clerical employees assigned to the Peach Bottom Nuclear Security Group), and certain represented employees, the Company match includes both a fixed and annual profit-sharing component for participants as follows:
•Fixed Match - Constellation matches 60% of the first 5% of a participant’s eligible pay contributed per pay period by the employee for a maximum annual fixed match percentage of 3% of the participant’s eligible pay.
•Profit-Sharing - Additionally, Constellation may make an annual profit-sharing match of 60% of the first 5% of a participant’s eligible pay contributed per pay period for up to an additional 3% of eligible pay contributed per pay period, based on specified performance goals established by the Compensation Committee of Constellation Energy Corporation’s Board of Directors.
Generally, a participant must be employed on the last day of a calendar year to receive the profit-sharing match for that year. In the event a participant terminates employment during the calendar year due to death, long-term disability, or retirement (age 50 and completion of 10 years of service with the Company) or in the event a participant terminates employment with the Company and receives benefits under the severance plan, the participant will be eligible to receive a profit-sharing match. Any profit-sharing match will be contributed to the Plan after the end of each calendar year. Combined, the total employer match (fixed and profit-sharing) is an annual maximum of up to 6% of a participant’s eligible pay. The 2025 profit-sharing match contributed in 2026 was $33,176,393. The 2024 profit-sharing match contributed in 2025 was $36,220,971.
With respect to non-represented, non-exempt craft or clerical employees hired or rehired before January 1, 2023 and assigned to Peach Bottom, Limerick, or Constellation Power Texas, and with respect to non-exempt craft or clerical employees assigned to the Peach Bottom Nuclear Security Group, the Company provides a fixed match of 100% of the first 5% of a participant’s eligible pay contributed per pay period. Effective January 1, 2023, with respect to non-represented, non-exempt craft or clerical employees hired or rehired on or after such date and assigned to Peach Bottom, Limerick, or Constellation Power Texas, the Company match includes both a fixed and annual profit-sharing component and determined in the same manner as provided to non-represented employees as described in the preceding paragraph.
The Company provides an additional non-discretionary fixed contribution of 3% of eligible pay for employees within the Commercial Retail or Commercial Wholesale business who are eligible to participate in the Constellation Short-Term Incentive Award Program and are not eligible to participate in any Company-sponsored pension plan (except for purposes of receiving interest credits, as applicable). With respect to non-represented, non-craft employees hired or rehired on or after February 1, 2018 who are not eligible to participate in a Company-sponsored pension plan (except for purposes of receiving interest credits, as applicable), the Company provides an additional non-discretionary fixed contribution of 4% of eligible pay. Effective January 1, 2023, with respect to non-represented, non-exempt craft or clerical employees hired or rehired on or after such date and assigned to Peach Bottom, Limerick, or Constellation Power Texas, except those assigned to the Peach Bottom Nuclear Security Group, the Company provides an additional non-discretionary fixed contribution of 4% of eligible pay. Any non-discretionary fixed contribution will be contributed to the Plan after the end of each calendar year based on eligible pay determined as of the last day of the applicable plan year.
For represented employees, employer matching contributions and profit sharing or non-discretionary fixed contributions, if applicable, vary based on the applicable collective bargaining agreement.
Investment Options
    The Plan’s investments are fully participant-directed, and the Plan is designed to satisfy Section 404(c) of ERISA. The investment options include a menu of funds that include 12 custom Target Date Fund options, three actively managed custom funds, 19 passively managed funds, the Northern Trust U.S. Government Short-Term Investment Fund and the Constellation Stock Fund. Dividends and earnings received on all funds, with the potential exception of the Constellation Stock Fund, are automatically reinvested in the fund to which those earnings apply.
Employee Stock Ownership Plan
If a participant invests any portion of their account in the Constellation Stock Fund and is eligible to receive dividend distributions from the Plan, then the participant is deemed to have elected to have the dividends reinvested in the Constellation Stock Fund. If the participant prefers to receive any such dividends in cash, they can so elect by contacting the Recordkeeper. Dividends distributed to the participant in cash from the Plan are subject to income tax as a dividend but are not subject to an early withdrawal penalty.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (i) the Company’s corresponding contributions, (ii) account earnings and losses, and (iii) administrative fees and expenses. Allocations are generally based on either participant elections or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Notes Receivable from Participants
A participant upon application may borrow a portion of their account from the Plan. Only one loan is permitted to a participant in any calendar year with a maximum of five (three for most non-represented employees and one, two, or three for certain represented employees based on their applicable collective bargaining agreement) outstanding at any time. The aggregate amount of all outstanding loans may not exceed the lesser of (i) 50 percent of a participant’s vested account balance or (ii) $50,000 reduced by the highest outstanding balance of all their loans from the Plan during the 12 months before the date of the loan. The term of the loan repayment ranges up to 5 years for general purposes and up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at the prime rate for commercial loans plus 1%. Principal and interest is paid ratably through payroll deductions or direct payment, as applicable. If a participant defaults on the repayment of a loan, the loan will be considered a taxable distribution of the participant’s account and may be subject to an early withdrawal penalty.
Withdrawals by Participants While Employed
Generally, a participant may withdraw up to the entire balance of their after-tax contributions account once each calendar year; however, after making such a withdrawal, the participant must wait six months before making a new election to resume after-tax contributions to the Plan if the distribution is received by the participant before attainment of age 59½. A participant may also withdraw up to an amount equal to the balance in their rollover account.
Among other reasons permitted under the Code and described in the Plan, participants that have attained the age of 59½ or require it to alleviate financial hardship as defined in the Code, may make withdrawals from their before-tax, catch-up, matching, Roth, Roth catch-up and Roth rollover contributions accounts. Some withdrawals may incur a 10% early withdrawal penalty.
Regardless of age attained or financial hardships, while any loan to the participant remains outstanding, the maximum amount available for withdrawal shall be the balance in such account less the balance of all outstanding loans. Withdrawals are recorded when paid.
Distributions upon Termination of Employment
Upon termination of employment, including the retirement, total disability or death of a participant, a participant is entitled to the distribution of their entire account balance. Such distribution will be made, as elected by the participant, in the form of either a single lump-sum payment, an ad hoc partial distribution, or in substantially equal annual, quarterly, or monthly installments over any period specified by the participant, subject to meeting any restrictions required by applicable law, including but not limited to the minimum distribution requirements under the Code. If a participant elects installment payments, the participant can elect to change the amount, frequency, and number of payments. A participant also may elect ad hoc partial withdrawals. A participant may elect to defer distributions until age 73 (age 72 if they attained age 72 on or after January 1, 2020 and before January 1, 2023, and age 70½ if they attained age 70½ on or before December 31, 2019). If the value of a participant’s account is $1,000 or less, the participant will receive a lump sum distribution from the Plan upon termination of employment. If the value of a participant’s account is greater than $1,000, the participant can leave their account in the Plan. Generally, distributions will be taxed as ordinary income in the year withdrawn and may also be subject to an early withdrawal penalty if taken before age 59½, unless eligible rollover distributions are rolled over to another qualified plan or an Individual Retirement Account (“IRA”). A 20% mandatory federal income tax withholding applies to withdrawals that are eligible for rollover, but which are not directly rolled over to another qualified plan or an IRA. Distributions are recorded when paid. If a participant does not specify the form and timing of the participant’s distribution, the benefit generally will be paid in installments beginning no later than April 1 of the calendar year following the calendar year in which the participant attains age 73 (age 72 if they attained age 72 on or after January 1, 2020 and before January 1, 2023, and age 70½ if they attained age 70½ on or before December 31, 2019).